Segment Information	12 Months Ended
Mar. 31, 2015
Segment Information

32. Segment Information

Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

Previously, segment revenues were presented after adjusting inter-segment transactions. The segment revenues have been changed to include inter-segment transactions from the fiscal year ended March 31, 2015 because the volume of inter-segment transactions has been increasing. The amounts of segment revenues in the previous periods have also been retrospectively reclassified to conform to the presentation for the fiscal years ended March 31, 2013, 2014 and 2015. However, the effect of these changes did not have a significant effect on segment revenues.

In addition, the segment information has been restated giving effect to these changes to conform to DAIKYO’s current fiscal year end. For further information, see Note 1 “Significant Accounting and Reporting Policies (ah) Elimination of a lag period.”

An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Lending, leasing and fee business

Maintenance Leasing	:	Automobile leasing and rentals, car sharing, and test and measurement instruments and IT-related equipment rentals and leasing

Real Estate	:	Real estate development, rental and financing, facility operation, REIT asset management and real estate investment advisory services

Investment and Operation	:	Environment and energy-related business, principal investment and loan servicing (asset recovery)

Retail	:	Life insurance, banking and card loan business

Overseas Business	:	Leasing, lending, investment in bonds, investment banking, asset management and ship- and aircraft-related operations

Financial information of the segments for the years ended March 31, 2013, 2014 and 2015 is as follows:

Year ended March 31, 2013	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥78,448	¥234,696	¥219,562	¥123,692	¥188,838	¥203,519	¥1,048,755
Finance revenues	39,556	9,139	11,334	23,297	45,841	55,022	184,189
Interest expense	10,411	3,624	12,834	5,400	6,901	19,464	58,634
Depreciation and amortization	2,610	106,254	18,369	2,110	10,631	31,695	171,669
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	331	(77)	(449)	5,532	2,611	2,438	10,386
Write-downs of long-lived assets	0	0	12,075	1,723	0	328	14,126
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	20,990	0	20,990
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,145	176	(631)	7,251	4,680	9,521	22,142
Discontinued operations	0	0	3,662	(841)	632	575	4,028
Segment profits	25,932	34,913	5,582	34,937	43,209	52,756	197,329
Segment assets	943,295	549,300	1,133,170	444,315	1,994,140	1,318,434	6,382,654
Long-lived assets	27,485	381,746	864,754	49,441	92,817	280,218	1,696,461
Expenditures for long-lived assets	1,943	160,420	22,276	1,200	206	109,426	295,471
Investment in affiliates	18,020	1,459	73,141	65,713	25,205	143,019	326,557

Year ended March 31, 2014	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥78,825	¥251,328	¥203,382	¥236,879	¥211,612	¥412,157	¥1,394,183
Finance revenues	37,235	9,472	6,132	18,350	50,406	57,328	178,923
Interest expense	8,594	3,687	9,018	4,077	5,593	28,087	59,056
Depreciation and amortization	3,170	117,357	19,200	2,867	12,644	41,551	196,789
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(974)	363	2,079	2,620	3,485	5,673	13,246
Write-downs of long-lived assets	0	1,292	16,958	15	0	1,046	19,311
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	28,429	0	28,429
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	792	152	4,709	68,758	3,920	6,793	85,124
Discontinued operations	0	0	8,832	383	238	(279)	9,174
Segment profits	24,874	37,062	17,956	95,786	49,871	69,688	295,237
Segment assets	992,078	622,009	962,404	552,183	2,166,986	1,972,138	7,267,798
Long-lived assets	26,665	433,342	773,146	75,458	76,491	396,948	1,782,050
Expenditures for long-lived assets	3,505	176,952	32,056	22,428	195	117,419	352,555
Investment in affiliates	18,909	1,718	62,504	59,759	10,971	143,454	297,315

Year ended March 31, 2015	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥85,502	¥263,499	¥182,321	¥666,120	¥425,977	¥561,893	¥2,185,312
Finance revenues	35,624	11,103	4,057	15,650	52,510	63,259	182,203
Interest expense	8,627	3,690	6,968	3,609	5,669	29,989	58,552
Depreciation and amortization	3,373	125,013	16,900	5,919	15,190	47,397	213,792
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	597	372	(85)	(296)	3,975	8,086	12,649
Write-downs of long-lived assets	653	0	29,418	211	0	4,605	34,887
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	(506,043)	0	(506,043)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	740	59	9,633	11,985	633	28,433	51,483
Bargain Purchase Gain	0	0	0	0	36,082	0	36,082
Discontinued operations	0	0	0	463	0	0	463
Segment profits	25,519	40,366	3,484	42,414	120,616	104,143	336,542
Segment assets	1,132,468	662,851	835,386	660,014	3,700,635	2,178,895	9,170,249
Long-lived assets	35,470	450,099	652,524	145,153	49,838	289,097	1,622,181
Expenditures for long-lived assets	8,717	162,323	45,019	70,616	144	106,338	393,157
Investment in affiliates	20,875	2,074	91,275	51,108	3,785	209,027	378,144

Segment figures reported in these tables include operations classified as discontinued operations in the accompanying consolidated statements of income.

The accounting policies of the segments are almost the same as those described in Note 1 (“Significant Accounting and Reporting Policies”) except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, income from discontinued operations and the consolidation of certain variable interest entities (VIEs). Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax basis. Also, net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses (per-tax) attributable to ORIX Corporation Shareholders. On the other hand, income from discontinued operations is included in segment profits or losses because the management considers such disposal activities as part of the ordinary course of business. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests and income from discontinued operations, which are recognized net of tax in the accompanying consolidated statements of income, are adjusted to profit or loss before income taxes, when calculating segment profits or losses. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities, write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense, net) are excluded from the segment profits or losses, and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for investment in operating leases (included in other assets), advances for investment in property under facility operations (included in other assets) and goodwill and other intangible assets recognized as a result of business combination (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated in accordance with ASC 810 (“Consolidations”), for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2013	2014	2015
Segment revenues:
Total revenues for segments	¥1,048,755	¥1,394,183	¥2,185,312
Revenues related to corporate assets	4,544	6,618	6,531
Revenues related to assets of certain VIEs	31,794	13,989	6,356
Revenues from inter-segment transactions	(11,917)	(12,891)	(21,702)
Revenues from discontinued operations	(20,699)	(26,607)	(2,214)

Total consolidated revenues	¥1,052,477	¥1,375,292	¥2,174,283

Segment profits:
Total segment profits	¥197,329	¥295,237	¥336,542
Corporate losses	(34,917)	(21,642)	(15,638)
Gains (losses) related to assets or liabilities of certain VIEs	2,832	17,003	3,267
Discontinued operations, pre-tax	179	(12,182)	(463)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect	7,149	7,923	20,309

Total consolidated income before income taxes and discontinued operations	¥172,572	¥286,339	¥344,017

Segment assets:
Total segment assets	¥6,382,654	¥7,267,798	¥9,170,249
Cash and cash equivalents, restricted cash	933,215	905,074	913,079
Allowance for doubtful receivables on direct financing leases and probable loan losses	(104,264)	(84,796)	(72,326)
Trade notes, accounts and other receivable	154,025	193,369	348,404
Other corporate assets	405,390	532,365	789,636
Assets of certain VIEs	668,690	253,151	294,586

Total consolidated assets	¥8,439,710	¥9,066,961	¥11,443,628

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2013
	Japan	The Americas*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥841,057	¥129,783	¥102,336	¥(20,699)	¥1,052,477
Income before Income Taxes*1	116,235	27,458	28,700	179	172,572

	Millions of yen
	Year Ended March 31, 2014
	Japan	The Americas*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥977,427	¥131,797	¥292,675	¥(26,607)	¥1,375,292
Income before Income Taxes*1	211,442	42,901	44,178	(12,182)	286,339

	Millions of yen
	Year Ended March 31, 2015
	Japan	The Americas*2	Other*3*4	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥1,602,610	¥209,923	¥363,964	¥(2,214)	¥2,174,283
Income before Income Taxes*1	228,063	32,382	84,035	(463)	344,017

*1	Results of discontinued operations before applicable tax effect are included in each amount attributed to each geographic area.
*2	Mainly the United States
*3	Mainly Asia, Europe, Australasia and Middle East
*4	Robeco, one of the Company’s subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, “Other” locations include the total revenues and the income before income taxes of Robeco, respectively, for the fiscal year ended March 31, 2014 and the fiscal year ended March 31, 2015. The revenues of Robeco aggregated on a legal entity basis were ¥58,997 million in the Americas and ¥52,169 million in other for the fiscal year ended March 31, 2014 and ¥99,059 million in the Americas and ¥96,966 million in other for the fiscal year ended March 31, 2015.

ASC 280 (“Segment Reporting”) requires disclosure of revenues from external customers for each product and service as enterprise-wide information. The consolidated statements of income in which the revenues are categorized based on the nature of the types of business conducted include the required information.

No single customer accounted for 10% or more of the Company’s total revenues for the fiscal years ended March 31, 2013, 2014 and 2015.